Short-term Borrowings	12 Months Ended
Dec. 31, 2016
Short Term Borrowings Abstract
Short-term Borrowings
(11)	Short-term Borrowings

Short-term borrowings generally have original terms of less than a week. Mid Penn’s short-term borrowings consist of federal funds purchased. There were no short-term borrowings at December 31, 2016, and $31,596,000 with a rate of 0.40% at December 31, 2015. The Bank also has short-term borrowing capacity from the FHLB up to the Bank’s unused borrowing capacity of $404,204,000 at December 31, 2016, upon satisfaction of any stock purchase requirements of the FHLB. The Bank also has unused overnight lines of credit with correspondent banks amounting to $15,000,000 at December 31, 2016.